Operations - Operational impacts (Details Textuals) $ in Millions						12 Months Ended
	Oct. 01, 2022 BRL (R$)	Sep. 12, 2022 BRL (R$)	Aug. 01, 2022 BRL (R$)	Aug. 16, 2021 BRL (R$)	Aug. 16, 2021 USD ($)	Dec. 31, 2022 USD ($) BRL (R$) R$ / shares
Brazilian real per US dollar [member]
Disclosure of operating segments [line items]
Closing foreign exchange rate (R$ / Per_USD)						5.2177
Oxiteno S. A. Industria e Comercio [member]
Disclosure of operating segments [line items]
Final payment to be made in disposal group transaction | $						$ 150
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC
Disclosure of operating segments [line items]
Amount to be paid at closing date in disposal group transaction				R$ 5,448,000,000	$ 1,150
Variations in working capital and net debt position in disposal group transaction				834,000,000	176
Initial payment made in disposal group transaction				R$ 6,282,000,000	1,326
Final payment to be made in disposal group transaction | $					$ 150
Final payment due date				April 2024	April 2024
Proportion of ownership interest in subsidiary (as a percent)				100.00%	100.00%
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC | Brazilian real per US dollar [member]
Disclosure of operating segments [line items]
Closing foreign exchange rate (R$ / Per_USD) | R$ / shares						4.7372
Extrafarma [member]
Disclosure of operating segments [line items]
Borrowings, interest rate basis						DI rate + 0.5% p.a.
Extrafarma [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Aggregate sale price of subsidiary			R$ 700,000,000
Amount to be paid at closing date in disposal group transaction			737,700,000
Variations in working capital and net debt position in disposal group transaction			37,700,000
Initial payment made in disposal group transaction			R$ 372,300,000
Number of remaining installments			2
Proportion of ownership interest in subsidiary (as a percent)			100.00%
Extrafarma [member] | Discontinued operations [member] | Empreendimentos Pague Menos S.A [Member]
Disclosure of operating segments [line items]
Initial payment made in disposal group transaction			R$ 365,400,000
Final payment to be made in disposal group transaction			R$ 182,700,000
Final payment due date			August 2024
Borrowings, interest rate basis			DI + 0,5% p.a.
Extrafarma [member] | Discontinued operations [member] | Shareholders [Member]
Disclosure of operating segments [line items]
Initial payment made in disposal group transaction			R$ 6,900,000
Ultragaz Comercial Ltda [member] | Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Disclosure of operating segments [line items]
Total minimum acquisition value	R$ 63,000,000	R$ 63,000,000
Consideration in cash	R$ 7,560,000	R$ 7,600,000